Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

	As of December 31,
	2018	2019
	$	$

Staff advances	303	301
Prepayment for products	812	1,539
Advance to OEMs	11,479	15,897
Rental and other deposits	591	718
VAT recoverable	2,610	2,400
Receivable from an agent	1,545	6,410
Prepayment for share repurchase	10,048	-
Rebate receivable	-	1,448
Others	198	124
	27,586	28,837
Less: provision	(570)	(12,871)

	27,016	15,966